CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Common dividends declared per share (in dollars per share)	$ 0.375	$ 0.30	$ 0.30
Preferred dividends declared per share (in dollars per share)	$ 2.00	$ 2.00	$ 2.00
Convertible preferred dividends declared per share (in dollars per share)	$ 0.075	$ 0	$ 0
Shares issued in lieu of Directors' fees (in shares)	26,047	17,636	15,214
Issuance of shares pursuant to the TPG Management Services Agreement (in shares)	18,399	0	0
Issuance of common stock (in shares)	18,951,700	0	0
Shares of convertible preferred stock converted to common stock (in shares)	13,484,444	0	0
Issuance of preferred stock (in shares)	0	1,046,400	1,974,896
Shares of restricted stock withheld to satisfy tax withholding obligations on vesting of restricted stock (in shares)	12,169	19,133	42,618
Shares of deferred incentive share units withheld to satisfy tax withholding obligations on vesting of DISUs (in shares)	0	1,656	1,465
Distribution of shares of common stock from deferred compensation plan (in shares)	12,089	51,827	17,125
Contribution of shares of common stock to deferred compensation plan (in shares)	3,721	2,061	4,004
Issuance of operating partnership units (in shares)	1,800,000	0	0
Number of share of common stock issued upon redemption of operating partnership units	1,800,000	0	0